Notes to the consolidated statements of income - Expenses from strategic transactions and programs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Strategic transactions and programs
Impairment of intangible and tangible assets	€ 211	€ 897	€ 12,679	€ 3,361
Impairment resulting from the measurement of assets held for sale	(75)	(2,340)	8,789	117,837
Loss from the sale of business	43,444	2,808	43,444	111,855
Other	9,645	2,532	29,172	33,274
Expenses from strategic transactions and programs	53,225	3,897	94,084	266,327
Legacy Portfolio Optimization
Strategic transactions and programs
Impairment of intangible and tangible assets	(150)		11,997
Impairment resulting from the measurement of assets held for sale	(75)	(2,340)	8,789	117,837
Loss from the sale of business	43,444	2,808	43,444	111,855
Other	9,429	577	27,494	28,050
FME25+ Program
Strategic transactions and programs
Impairment of intangible and tangible assets	361	897	682	3,361
Legal Form Conversion Costs
Strategic transactions and programs
Other	€ 216	€ 1,955	€ 1,678	€ 5,224